Debt - Schedule of Revolving Credit Facilities (Details)	Jul. 31, 2017 EUR (€)	Jul. 30, 2017 USD ($)	Jul. 30, 2017 EUR (€)
Revolving Credit Facility A
Debt
Maximum amount	€ 1,200,000,000	$ 1,800,000,000.0
Revolving Credit Facility B
Debt
Maximum amount	€ 725,000,000		€ 1,050,000,000.00